PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2022	2021
Registered defined benefit net asset	(17)	(11)
Supplemental defined benefit net obligation	11	17
Net employee benefit (assets) obligations	(6)	6
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2022	2021
Discount rate	5.3	3.2
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2022	2021
Longevity at age 65 for current pensioners
Males	22.0	22.0
Females	24.4	24.3
Longevity at age 65 for current member aged 45
Males	23.0	23.0
Females	25.3	25.3

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2022		2021
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	11	—	17
Present value of funded obligations	207	—	257	—
Total present value of obligations	207	11	257	17
Fair value of plan assets	224	—	268	—
Recognized defined benefit assets (obligations)	17	(11)	11	(17)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2022	2021
Equity securities	59	61
Debt	34	39
Other	7	—
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2022		2021
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	257	17	278	18
Benefits paid by the plan	(19)	(1)	(28)	(1)
Current service costs	23	1	27	1
Interest expense	8	—	7	1
Actuarial gains in other comprehensive income	(62)	(6)	(27)	(2)
Defined benefit obligations at December 31	207	11	257	17
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2022	2021
Fair value of plan assets at January 1	268	252
Contributions paid into the plan	15	23
Benefits paid by the plan	(19)	(28)
Return on plan assets	(49)	15
Interest income	9	6
Fair value of registered plan assets at December 31	224	268
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2022	2021
Registered Plan
Current service costs	24	28
Interest on obligation	8	8
Interest on plan assets	(9)	(6)
	23	30
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2022	2021
Registered Plan
Operating expenses	11	16
General and administrative expense	12	14
	23	30
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2022			2021
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(9)	(2)	(11)	(41)	(4)	(45)
Remeasurements:
Financial assumptions	54	3	57	19	2	21
Experience adjustments	(7)	2	(5)	2	—	2
Return on plan assets excluding interest income	(37)	—	(37)	11	—	11
Recognized gain during the period after tax	10	5	15	32	2	34
Balance at December 31	1	3	4	(9)	(2)	(11)